Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected dividend yield	0.00%	0.00%
Risk free interest rate minimum	0.90%	0.79%
Risk free interest rate maximum	1.44%	1.42%
Expected option term	3 years 6 months	5 years
Turnover/forfeiture rate	0.00%	0.00%
Expected volatility minimum	117.00%	155.00%
Expected volatility maximum	138.00%	171.00%